Financial Risk Management - Summary of Holding of Treasury Shares (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Holding Of Treasury Shares [Line Items]
Beginning balance (Nominal value)	€ 21	€ 0
Acquired from third-parties (Nominal value)	134	21
Transferred under stock incentive programs (Nominal Value)	(6)
Ending balance (Nominal Value)	€ 149	€ 21
Beginning balance (Holding)	154,837	0
Acquired from third-parties (Holding)	1,000,000	154,837
Transferred under stock incentive programs (Holding)	(41,685)
Ending balance (Holding)	1,113,152	154,837
Beginning balance (Holding in % of total outstanding shares)	0.30%	0.00%
Acquired from third-parties (Holding in 1% total outstanding shares)	0.00%	0.00%
Transferred under stock incentive programs (Holding in 1% total outstanding shares)	0.00%
Ending balance (Holding in % of total outstanding shares)	2.00%	0.30%